IPO - Millicom's operations in Tanzania	12 Months Ended
Dec. 31, 2019
Share Capital, Reserves And Other Equity [Abstract]
IPO - Millicom's operations in Tanzania
IPO – Millicom’s operations in Tanzania
In June 2016, an amendment to the Electronic and Postal Communications Act (“EPOCA”) in the Finance Act 2016 required all Tanzanian licensed telecom operators to sell 25% of the authorised share capital in a public offering on the Dar Es Salaam Stock Exchange. In December 2019, the Group filed the draft prospectus with the Tanzania Capital Market and Securities Authority with the view to initiate the listing process in H1 2020.